Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have established policies and processes for identifying, assessing, and managing material risk from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

We conduct risk assessments to identify cybersecurity threats annually as well as in the event of a material change in our business practices that may affect information systems that are vulnerable to such cybersecurity threats. These risk assessments include identification of reasonably foreseeable internal and external risks, the likelihood and potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, and safeguards in place to manage such risks.

Following these risk assessments, we re-design, implement, and maintain reasonable safeguards to mitigate identified risks; reasonably address any identified gaps in existing safeguards; and monitor the effectiveness of our safeguards. We devote resources and designate high-level personnel, including our dedicated IT Director who reports to our Chief Executive Officer (“CEO”), to manage the risk assessment and mitigation process. Our IT Director works closely with a team of cybersecurity professionals with extensive experience and expertise in cybersecurity threat assessments and detection, incident response and mitigation.

As part of our overall risk management system, we assess our safeguards in collaboration with various functional teams, including Information Security, Information Technology, and train our employees on these safeguards. Personnel at all levels and teams are required to receive periodic security awareness training to ensure that they understand our cybersecurity policies and their roles in protecting our information systems or any information residing therein.

We have a set of company-wide policies and procedures concerning cybersecurity matters that include security risk assessment, identity and access control, vendor security and network security. There are other policies related to cybersecurity involving employees’ use of company equipment and resources, remote work and workplace security and safety. These policies are reviewed periodically and approved by appropriate members of management.

We engage assessors, consultants, auditors, or other third parties in connection with our risk assessment processes. These service providers assist us to design and implement our cybersecurity policies and procedures, as well as to monitor and test our safeguards. These services include Web Application Penetration Testing, Infrastructure security testing, consultant engagements, incident response preparedness, and vendor security review. We require each third-party service provider to certify that it has the ability to implement and maintain appropriate security measures, consistent with all applicable laws, in connection with the services they provide to us, and to promptly report any suspected breach of its security measures that may affect us.

For additional information regarding whether any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please see Item 3.D. “Risk Factors” of this Annual Report on Form 20-F, including the risk factors titled “If we are unable to protect the confidential information of our users and adapt to the relevant regulatory framework regarding protection of such information, our business and operations may be adversely affected”.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies and processes for identifying, assessing, and managing material risk from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For additional information regarding whether any risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have materially affected or are reasonably likely to materially affect our company, including our business strategy, results of operations, or financial condition, please see Item 3.D.
Cybersecurity Risk Role of Management [Text Block]

Governance

One of the key functions of our board of directors is informed oversight of our risk management process, including risks from cybersecurity threats. Our board of directors is responsible for oversight of our risk management framework, which is designed to monitor and manage strategic and operational risks. Management is responsible for the day-to-day identification, assessment, and management of risks in our operations, including cybersecurity risks. Our board of directors administers its cybersecurity risk oversight function directly as a whole, as well as through the audit committee.

Our IT Director has more than 25 years of information technology expertise and is responsible to identify, assess and manage our material risks from cybersecurity threats. Our IT Director started his career as a system engineer and has held various leadership positions at Thomson Reuters, Cartridge Express Pte Ltd and Tianda Group Limited . He received a bachelor degree in Computer Science from University of Ulster.

Our IT Director oversees our cybersecurity policies and processes, including those described in “Risk Management and Strategy” above. The processes by which our IT Director is informed about and monitors the prevention, detection, mitigation, and remediation of cybersecurity incidents include the following: tabletop exercises, vulnerability management programs, internal & external security risk assessments, threat modeling processes of new services, third party security risk functions, incident response processes, phishing awareness programs, and additional control validation services.

Our IT Director reports to our CEO ad hoc or at least annually regarding the company’s cybersecurity risks and activities, including the implementation and operation of preventative controls and the detection, any recent cybersecurity incidents, and mitigation and remediation responses. The CEO reports to the Board of Directors and Audit Committee on key cybersecurity risk management topics, as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management is responsible for the day-to-day identification, assessment, and management of risks in our operations, including cybersecurity risks.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors administers its cybersecurity risk oversight function directly as a whole, as well as through the audit committee.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true